CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CNY (¥) shares	Jun. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2014 CNY (¥) shares
Condensed Financial Information of Parent Company [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	58,358,521	58,358,521	58,358,521	58,358,521
Common stock, shares outstanding (in shares)	58,358,521	58,358,521	58,358,521	58,358,521
Amount Restricted To Transfer From Subsidiary To Parent	$ 0	¥ 0
Parent Company [Member]
Condensed Financial Information of Parent Company [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	58,358,521	58,358,521	57,554,824	57,554,824
Common stock, shares outstanding (in shares)	58,358,521	58,358,521	57,554,824	57,554,824
Amount Restricted To Transfer From Subsidiary To Parent	$ 73,209	¥ 497,789	$ 66,223	¥ 455,116